Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (43,325,320)	$ (97,351,667)	$ (3,071,332)
Non-cash items:
Depreciation	1,717,977	764,068	313,342
Depreciation expense	2,606,013	1,444,204	653,210
Amortization	935,560	487,876	249,658
Amortization – contract asset	284,625	0	0
Share-based compensation	71,081,047	65,248,941	1,421,973
Accretion expense on common shares, retractable	2,031,863	4,791,806	2,746,799
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	125,290	582,018	494,581
Accretion expense other	0	0	44,391
Accretion expense on convertible debt instruments	2,503,097	1,034,927	0
Change in fair value of share warrant obligations	(85,795,903)	16,847,470	0
Unrealized foreign exchange loss (gain)	17,973	7,893	(145,872)
Net change in non-cash working capital items	(83,150,851)	(20,915,636)	(10,110,689)
Cash flows used in operating activities	(130,968,629)	(27,058,100)	(7,403,939)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(19,825,006)	(2,897,237)	(1,759,828)
Acquisition of intangible assets	(44,956,423)	(16,539,159)	(12,349,283)
Government assistance related to intangible assets	2,182,923	2,842,172	1,403,325
Contact asset, other costs	0	(199,790)	0
Cash flows used in investing activities	(62,598,506)	(16,794,014)	(12,705,786)
FINANCING ACTIVITIES
Net change in credit facilities	(19,188,863)	7,272,073	6,283,827
Loans on research and development tax credits receivable and subsidies receivable	2,934,384	9,699,300	3,489,336
Repayment of loans on research and development tax credits and subsidies receivable	(2,829,254)	(3,242,248)	(2,385,259)
Increase in long-term debt	15,775,473	15,021,339	7,572,316
Repayment of long-term debt	(41,611,760)	(1,659,855)	(1,517,192)
Repayment of convertible debt instruments	(23,903,068)	0	0
Payment of lease liabilities	(2,093,371)	(1,327,707)	(619,267)
Proceeds from issuance of convertible debt instruments, net of issuance costs	0	18,698,168	0
Proceeds from issuance of shares through private placement, net of issuance costs	196,255,491	0	0
Share issue	0	0	7,429,973
Share redemption	0	0	(150,020)
Proceeds from the issuance of shares through exercise of stock options	1,124,940	0	0
Proceeds from issuance of shares through business combination transaction	308,232,870	0	0
Cash flows from financing activities	434,696,842	44,461,070	20,103,714
Effect of exchange rate changes on cash held in foreign currency	663,399	(531,924)	59,927
Net increase in cash	241,793,106	77,032	53,916
Cash and cash equivalents at beginning of period	(91,076)	(168,108)	(222,024)
Cash and cash equivalents at end of period	241,702,030	(91,076)	(168,108)
Other information on cash flows related to operating activities:
Income taxes paid	0	0	4,000
Interest paid	5,722,466	3,249,129	1,143,828
Interest paid under lease liabilities	$ 443,740	$ 277,375	$ 52,296